Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities

8. Accrued liabilities

The Company’s accrued liabilities are comprised of the following:

	March 31,	December 31,
	2022 $	2021 $
Development cost liability	359	6,750
Payroll accruals	290	1,088
Accrued Board member fees	68	54
Accrued audit and legal	298	316
Accrued liability on Series A Preferred Stock	134	—
Other	193	382
	1,342	8,590

12. Accrued liabilities

The Company’s accrued liabilities are comprised of the following:

	December 31,
	2021 $	2020 $
Development cost liability (Notes 20(a) and 26)	6,750	1,191
Payroll accruals	1,088	316
Accrued Board member fees	54	119
Accrued audit and legal	316	84
Other	382	130
	8,590	1,840